Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail)		12 Months Ended
	Apr. 09, 2015 USD ($)	Dec. 31, 2015 USD ($) Guarantor	Dec. 31, 2014	Dec. 31, 2013 USD ($)	Nov. 09, 2015 USD ($)	Aug. 07, 2013 USD ($)
Debt Instrument [Line Items]
Amended working capital revolver loan requirements		Fixed Charge Coverage Ratio (as defined by the Amended Working Capital Revolver Loan) is greater than 2.0 to 1.0
Fixed Charge Coverage Ratio		2.0
Earliest redemption date		Aug. 01, 2016
Loss on extinguishment of debt				$ (1,296,000)
12.0% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate					12.00%
Maturity date		Aug. 01, 2019
Offering date		Nov. 09, 2015
Aggregate principal amount of notes sold					$ 50,000,000
Debt instrument, frequency of interest payment		Interest is to be paid semiannually on February 1st and August 1st, beginning February 1, 2016.
Payment beginning date		Feb. 01, 2016
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Change in control purchase price		101.00%
Senior Secured Notes [Member] | Registration Rights Agreement-Notes [Member]
Debt Instrument [Line Items]
Agreement closing date		Nov. 09, 2015
Increase in annual interest rate for the first 90 days after default		0.25%
Amount of per day increase in interest for the first 90 days after default		$ 350
Additional increase in annual interest rate for each subsequent ninety day period after default		0.25%
Period to have registration statement declared effective		180 days
Period to complete notes exchange from effective date		365 days
Maximum interest rate increase for default		1.00%
Maximum daily penalty amount for default		$ 1,400
Secured Term Loan [Member]
Debt Instrument [Line Items]
Repayment of outstanding borrowings		67,200,000
Loss on extinguishment of debt		$ 1,300,000
Minimum [Member]
Debt Instrument [Line Items]
Notice period of senior secured notes to be redeemed		Not less than 30 days
Maximum [Member]
Debt Instrument [Line Items]
Notice period of senior secured notes to be redeemed		Nor more than 60 days
Amended Working Capital Revolver Loan [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate		4.00%
Limit of consolidated leverage ratio		250.00%
Limit of consolidated net earnings		50.00%
Amended working capital revolver loan requirements		A minimum fixed charge coverage ratio of not less than 1.10 to 1, if at any time the excess availability (as defined by the Amended Working Capital Revolver Loan), under the Amended Working Capital Revolver Loan, is less than or equal to $12.5 million.
Maturity date		Apr. 13, 2018
Description of interest rate of revolving credit facility		Interest at a base rate (generally equivalent to the prime rate) plus 0.50% if borrowing availability is greater than $25.0 million, otherwise plus 0.75% or, at our option, accrues interest at LIBOR plus 1.50% if borrowing availability is greater than $25.0 million, otherwise LIBOR plus 1.75%.
Letters of credit maximum capacity		$ 15,000,000
Amount available for borrowing		$ 64,400,000
Fees expressed as percentage for unused letters of credit		1.00%
Fees expressed as percentage for unused revolving credit facility		0.25%
Fixed charge coverage ratio		110.00%
Line of credit		$ 12,500,000
Amended Working Capital Revolver Loan [Member] | Base Rate
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity		25,000,000
Amended Working Capital Revolver Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity		$ 25,000,000
Amended Working Capital Revolver Loan [Member] | Minimum [Member] | Base Rate
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		0.50%
Amended Working Capital Revolver Loan [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		1.50%
Amended Working Capital Revolver Loan [Member] | Maximum [Member] | Base Rate
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		0.75%
Amended Working Capital Revolver Loan [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		1.75%
Amended Working Capital Revolver Loan [Member] | Zena Energy L.L.C [Member]
Debt Instrument [Line Items]
Limit of investment in subsidiary		$ 50,000,000
Second Amendment [Member] | Minimum [Member]
Debt Instrument [Line Items]
Increased permitted purchase money indebtedness		$ 35,000,000
Percentage of total consolidated assets		5.50%
Excess availability under credit facility		$ 30,000,000
4.00% Working Capital Revolver Loan [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate		4.00%	4.00%
4.00% Working Capital Revolver Loan [Member] | Amended Working Capital Revolver Loan [Member]
Debt Instrument [Line Items]
Maximum amount of revolving credit facility		$ 100,000,000
7.75% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate		7.75%	7.75%
Maturity year		2019	2019
12.0% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate		12.00%	12.00%
Maturity year		2019	2019
3.42% Secured Promissory Note Due 2016 [Member]
Debt Instrument [Line Items]
Maturity year		2016	2016
Long-term debt, effective Interest Rate		3.42%	3.42%
5.25% Secured Promissory Note Due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	5.25%
Maturity year	2021	2021	2021
Long-term debt, effective Interest Rate		5.25%	5.25%
Maturity date		Mar. 26, 2021
Proceeds of the secured promissory note	$ 16,200,000
Secured promissory note, payment term		Interest only is payable monthly for the first 12 months of the term. Principal and interest are payable monthly for the remaining term of the Secured Promissory Note due 2021.
4.24% Secured Promissory Note Due 2022 [Member]
Debt Instrument [Line Items]
Maturity year		2022	2022
Long-term debt, effective Interest Rate		4.24%	4.24%
Maturity date		May 31, 2022
4.24% Secured Promissory Note Due 2022 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate		4.00%
4.24% Secured Promissory Note Due 2022 [Member] | EL Dorado Ammonia L.L.C [Member]
Debt Instrument [Line Items]
Proceeds of the secured promissory note		$ 15,000,000
4.24% Secured Promissory Note Due 2022 [Member] | EL Dorado Ammonia L.L.C [Member] | Maximum [Member]
Debt Instrument [Line Items]
Aggregate principal amount of notes sold		$ 19,800,000
Other [Member]
Debt Instrument [Line Items]
Weighted-average interest rate of other debt		4.34%	4.34%
Covenants [Member] | Amended Working Capital Revolver Loan [Member]
Debt Instrument [Line Items]
Loan requirements description		at least 20% of the maximum revolver commitment or $20 million, whichever is greater, is available.
Maximum revolver commitment available, percentage		20.00%
Maximum revolver commitment available, amount		$ 20,000,000
Limit of distributions/dividends		500,000
Limit of treasury stock acquisition		500,000
Limit of joint ventures		35,000,000
Limit of Other Investments		$ 50,000,000
Events of default description		Any material misstatement or misrepresentation and breaches of representations and warranties made, violations of covenants, cross-payment default to indebtedness in excess of $2.5 million, cross-acceleration to indebtedness in excess of $2.5 million, bankruptcy and insolvency events, certain unsatisfied judgments, certain liens, and certain assertions of, or actual invalidity of, certain loan documents.
Debt default amount		$ 2,500,000
7.75% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate						7.75%
Maturity year		2019
Maturity date		Aug. 01, 2019
Offering date		Aug. 07, 2013
Aggregate principal amount of notes sold						$ 425,000,000
Debt instrument, frequency of interest payment		Interest is to be paid semiannually on February 1st and August 1st.
Number of unsecured guarantors | Guarantor		1
Number of secured guarantors | Guarantor		1
First Priority Secured Notes [Member]
Debt Instrument [Line Items]
Carrying value of the assets		$ 1,000,000,000
Second Priority Secured Notes [Member]
Debt Instrument [Line Items]
Carrying value of the assets		$ 139,400,000